Parent company accounts - balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 180,365	£ 189,686
Cash collateral and settlement balances	113,987	103,708
Debt securities at amortised cost	50,227	39,046
Loans and advances at amortised cost to banks	8,780	9,024
Loans and advances at amortised cost to customers	136,047	137,177
Reverse repurchase agreements and other similar secured lending at amortised cost	3,393	1,103
Trading portfolio assets	166,244	174,566
Financial assets at fair value through the income statement	191,845	204,236
Derivative financial instruments	292,356	256,111
Financial assets at fair value through other comprehensive income	51,010	51,423
Investments in associates and joint ventures	14	22
Intangible assets and goodwill	1,425	1,084
Property, plant and equipment	1,546	1,262
Current tax assets	785	546
Deferred tax assets	4,133	3,888
Retirement benefit assets	3,263	3,667
Other assets	3,250	4,701
Total assets	1,218,524	1,185,166
Liabilities
Deposits at amortised cost from banks	13,252	14,598
Deposits at amortised cost from customers	306,124	287,200
Cash collateral and settlement balances	104,627	92,988
Repurchase agreements and other similar secured borrowing at amortised cost	29,397	28,554
Debt securities in issue	35,803	45,653
Subordinated liabilities	41,875	35,903
Trading portfolio liabilities	56,182	57,761
Financial liabilities designated at fair value	279,777	298,573
Derivative financial instruments	279,331	249,880
Current tax liabilities	404	411
Deferred tax liabilities	2	3
Retirement benefit liabilities	164	173
Provisions	736	817
Other liabilities	7,904	8,984
Total liabilities	1,159,304	1,124,662
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	9,604	10,765
Other reserves	(1,302)	(363)
Retained earnings	48,570	47,754
Total equity	59,220	60,504
Total liabilities and equity	1,218,524	1,185,166
Barclays Bank PLC
Assets
Cash and balances at central banks	151,288	153,701
Cash collateral and settlement balances	75,284	75,271
Debt securities at amortised cost	35,519	33,576
Loans and advances at amortised cost to banks	14,834	15,308
Loans and advances at amortised cost to customers	210,218	227,131
Reverse repurchase agreements and other similar secured lending at amortised cost	5,546	6,876
Trading portfolio assets	102,030	112,654
Financial assets at fair value through the income statement	253,812	263,960
Derivative financial instruments	260,487	225,301
Financial assets at fair value through other comprehensive income	49,499	50,381
Investments in associates and joint ventures	12	12
Investment in subsidiaries	20,747	19,105
Intangible assets and goodwill	104	104
Property, plant and equipment	125	117
Current tax assets	757	719
Deferred tax assets	2,638	2,509
Retirement benefit assets	3,202	3,621
Other assets	1,915	3,392
Total assets	1,188,017	1,193,738
Liabilities
Deposits at amortised cost from banks	12,039	13,616
Deposits at amortised cost from customers	336,054	333,687
Cash collateral and settlement balances	62,386	58,292
Repurchase agreements and other similar secured borrowing at amortised cost	46,196	43,951
Debt securities in issue	12,991	24,833
Subordinated liabilities	41,240	35,237
Trading portfolio liabilities	41,015	50,995
Financial liabilities designated at fair value	329,522	351,945
Derivative financial instruments	248,417	221,365
Current tax liabilities	298	331
Deferred tax liabilities	2	2
Retirement benefit liabilities	66	71
Provisions	435	477
Other liabilities	4,456	5,708
Total liabilities	1,135,117	1,140,510
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	14,311	15,472
Other reserves	(3,928)	(3,209)
Retained earnings	40,169	38,617
Total equity	52,900	53,228
Total liabilities and equity	£ 1,188,017	£ 1,193,738